Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014
Defined benefit pension plans
Estimated future benefit payments (CHF million)
Next twelve months	1,206
Year two	938
Year three	911
Year four	897
Year five	938
For five years thereafter	5,037
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
Next twelve months	10
Year two	10
Year three	11
Year four	11
Year five	12
For five years thereafter	59
Bank | Defined benefit pension plans - International
Estimated future benefit payments (CHF million)
Next twelve months	79
Year two	80
Year three	86
Year four	96
Year five	109
For five years thereafter	700
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments (CHF million)
Next twelve months	10
Year two	10
Year three	11
Year four	11
Year five	12
For five years thereafter	59